Consolidated Income Statement (unaudited) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Income Statement [Abstract]
Revenue	$ 17,048	$ 11,637
Research & development	(12,389)	(18,489)
Manufacturing commercialization	(2,698)	(4,317)
Management and administration	(5,463)	(5,614)
Fair value remeasurement of contingent consideration	(288)	(622)
Other operating income and expenses	(169)	(151)
Finance costs	(3,457)	(2,653)
Loss before income tax	(7,416)	(20,209)
Income tax benefit	1,932	711
Loss attributable to the owners of Mesoblast Limited	$ (5,484)	$ (19,498)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share	$ (0.0110)	$ (0.0407)
Diluted - losses per share	$ (0.0110)	$ (0.0407)